Report of the directors financial review risk report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Jun. 30, 2022	Dec. 31, 2021
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,600)	$ (12,200)
Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	154,219	97,302
Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	2,085,618	2,020,735
Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(11,107)	(11,627)
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	1,028,356	1,045,814
Loans and advances to customers | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	1,028,356	1,045,814
Loans and advances to customers | Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	1,039,130	1,057,231
Loans and advances to customers | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(10,774)	(11,417)
Loans and advances to customers | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	890,706	917,569
Loans and advances to customers | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	891,822	918,936
Loans and advances to customers | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(1,116)	(1,367)
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	125,107	116,105
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	128,105	119,224
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(2,998)	(3,119)
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	12,469	11,930
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	19,086	18,797
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(6,617)	(6,867)
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	74	210
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	117	274
Loans and advances to customers | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(43)	(64)
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	96,429	83,136
Loans and advances to banks | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	96,429	83,136
Loans and advances to banks | Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	96,481	83,153
Loans and advances to banks | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(52)	(17)
Loans and advances to banks | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	95,083	81,622
Loans and advances to banks | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	95,091	81,636
Loans and advances to banks | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(8)	(14)
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	1,286	1,514
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	1,311	1,517
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(25)	(3)
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	60	0
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	79	0
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(19)	0
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Loans and advances to banks | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other financial assets | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	949,726	880,158
Other financial assets | Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	950,007	880,351
Other financial assets | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(281)	(193)
Other financial assets | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	944,912	874,925
Other financial assets | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	944,983	875,016
Other financial assets | Debt instruments measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(71)	(91)
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	4,596	4,934
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	4,715	4,988
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(119)	(54)
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	179	262
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	264	304
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(85)	(42)
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	39	37
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	45	43
Other financial assets | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(6)	(6)
– personal | Loans and advances to customers | Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	463,621	478,337
– personal | Loans and advances to customers | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(2,918)	(3,103)
– corporate and commercial | Loans and advances to customers | Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	509,566	513,539
– corporate and commercial | Loans and advances to customers | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(7,684)	(8,204)
– non-bank financial institutions | Loans and advances to customers | Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	65,943	65,355
– non-bank financial institutions | Loans and advances to customers | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (172)	$ (110)